Debt - Euro Notes (Details)	Sep. 11, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Uncommitted credit lines, maximum borrowing capacity | $		$ 292,900,000
Revolving credit facility
Debt Instrument [Line Items]
Uncommitted credit lines, maximum borrowing capacity | $		$ 600,000,000.0
Senior notes | Notes due September 2022
Debt Instrument [Line Items]
Principal amount	€ 400,000,000
Interest rate (as a percent)	1.875%
Net proceeds from the notes	€ 397,400,000
Discounted issue price (as a percent)	99.753%
Effective interest rate (as a percent)	1.913%
Senior notes | Notes due June 2018
Debt Instrument [Line Items]
Principal amount			€ 350,000,000.0
Interest rate (as a percent)		4.50%	4.50%
Discounted issue price (as a percent)		99.974%	99.974%
Effective interest rate (as a percent)		4.505%	4.505%